Other Current Liabilities - Schedule of Other Current Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities - Schedule of Other Current Liabilities (Details) [Line Items]
Deferred revenue (Note 23)	$ 57,543	$ 55,111
Decommissioning liabilities (Note 23)	938	231
Uncertain tax positions	1,315	1,315
Lease liabilities	2,038	2,217
Other	4,072	4,245
Other current liabilities	$ 65,906	$ 63,119